OTHER CURRENT ASSETS, NET - Movement (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OTHER CURRENT ASSETS, NET
Beginning of year	$ 37,462	$ 31,571
Addition		3,323
Exchange rate adjustment	(972)	(1,542)
End of year	$ 36,490	$ 33,352